Events after the reporting period	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Events after the reporting period

11. Events after the reporting period

Milestone payment for linzagolix license

On May 9, 2019, the Group announced the initiation of its Phase 3 clinical program for linzagolix in endometriosis, which includes the EDELWEISS 2 and EDELWEISS 3 clinical trials. On July 19, 2019, the Group randomized the first patient as part of the EDELWEISS 2 trial, which triggered a commitment for the Company to pay USD 5 million to Kissei Pharmaceutical Co., Ltd., to be accounted for as an intangible asset.

Debt financing

On August 7, 2019, the Company entered into a loan and security agreement with Oxford Finance for a term loan of up to $75.0 million, subject to funding in three tranches. The Company received gross proceeds of $25.0 million from the first tranche of the credit facility upon signature of the agreement and intends to use the funds as part of its various clinical trials programs. The second tranche of $25.0 million may be drawn at the Company’s option between December 1, 2019 and January 31, 2020 upon positive results in the Phase 3 IMPLANT 4 clinical trial of nolasiban. The third tranche of $25.0 million may be drawn at the Company’s option between August 1, 2020 and September 30, 2020 upon positive results in the Phase 3 PRIMROSE 1 and 2 clinical trials of linzagolix. The credit facility is secured by substantially all of the Company’s assets, including the Company’s intellectual property. The loan bears a floating interest rate (partially based on thirty day U.S. LIBOR rate) currently amounting to 8.68% per year in total and will mature on August 1, 2024. The credit facility contains customary conditions to borrowings and events of default and contains various negative covenants limiting the Company’s ability to, among other things, transfer or sell certain assets, allow changes in business, ownership or business locations, consummate mergers or acquisitions, incur additional indebtedness, create liens, pay dividends or make other distributions and make investments.

Capital increase

On July 18, 2019, the Group announced the issuance of 3,064,048 common shares at par value of 1/13 of a Swiss franc per share. The shares were fully subscribed for by the Group, and listed on the SIX Swiss Exchange on July 23, 2019. The shares are held as treasury shares, hence the operation did not impact the share capital.

There were no other material events after the balance sheet date.